Fair value measurements (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)
Fair value measurements
Carrying value of convertible notes	$ 149,807	¥ 1,031,154		¥ 906,222
Level 3
Fair value measurements
Fair value of convertible notes	278,254	1,915,278	$ 256,166
Carrying value (before deducting unamortized debt issuance costs)
Fair value measurements
Carrying value of convertible notes	$ 149,908	¥ 1,031,849		¥ 910,659